Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Current Liabilities
Schedule of other current liabilities

	Thousands of Euros
	31/12/2021	31/12/2020
Salaries payable	175,710	121,972
Other payables	23	1,046
Deferred income	32,970	22,934
Advances received	10,569	7,210
Other current liabilities	219,272	153,162